Information on how numbers were calculated (Details 5) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information On How Numbers Were Calculated Details 5Abstract
Loss before taxes	€ (29,815)	€ (24,238)	€ (8,939)
Tax benefts at tax rate	8,715	7,560	2,729
Tax losses for which no deferred income tax asset was recognized	(8,715)	(7,560)	(2,729)
Income taxes	€ 0	€ 0	€ 0